Note 1 - Summary of Significant Account Policies - Estimated Useful Lives of Various Classes of Assets (Details)	12 Months Ended
Mar. 31, 2016
Building [Member]
Estimated useful lives	20 years
Machinery and Equipment [Member]
Estimated useful lives	10 years
Yard Improvements [Member] | Minimum [Member]
Estimated useful lives	5 years
Yard Improvements [Member] | Maximum [Member]
Estimated useful lives	10 years
Loaders and Other Rolling Stock [Member] | Minimum [Member]
Estimated useful lives	5 years
Loaders and Other Rolling Stock [Member] | Maximum [Member]
Estimated useful lives	10 years